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[INVESCO AIM LOGO APPEARS HERE]
--Servicemark--

July 28, 2009

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re: AIM Tax-Exempt Funds
    CIK No. 0000909466

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Tax-Exempt Funds (the "Fund") that the Prospectuses and Statement of Additional Information relating to the Class A, Class A3, Class B, Class C, Class Y, Investor Class and Institutional Class shares, as applicable, shares of AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 28 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on July 23, 2009.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-5770.

Sincerely,


/s/ Melanie Ringold

Melanie Ringold
Counsel